Summary of significant accounting policies - Reinsurance (Details) $ in Millions			2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 24, 2021	Feb. 23, 2021	Feb. 23, 2021	Jun. 30, 2020	Jun. 30, 2021 USD ($) treaty	Dec. 31, 2020 USD ($) treaty
Reinsurance Retention Policy [Line Items]
Number of reinsurance treaties | treaty					2	2
Excess Of Loss Treaty
Reinsurance Retention Policy [Line Items]
Retention limit					$ 15	$ 15
Maximum amount reinsured					$ 500	$ 500
Quota Share Treaty
Reinsurance Retention Policy [Line Items]
Reinsured percentage	25.00%	100.00%	100.00%	100.00%